TRADE AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2021
Trade and other current payables [abstract]
TRADE AND OTHER PAYABLES
22.	TRADE AND OTHER PAYABLES

	December 31, 2021 US$’000	December 31, 2020 US$’000
Trade payables	6,763	7,103
Payroll taxes	398	688
Employee related social insurance	130	344
Accruals and other liabilities	7,595	8,850
Deferred income	141	4,445
Deferred government grants	69	-
Other payables	31	-
Government COVID-19 loans (Note 4)	-	2,905

	15,127	24,335

Deferred income has reduced in 2021 as there was a lower amount of sales under customer contracts which could be regarded as offering the customer a right of return (for more information on the deferral of revenue, refer to Note 31, Revenue Recognition).

Government COVID-19 loans comprises funding received under the U.S. government’s Cares Act, specifically its Paycheck Protection Program. All loans received under the Paycheck Protection Program (“PPP”) have been forgiven during the year.

Included in Accruals and other liabilities at December 31, 2020 was US$194,000 relating to contracted licence payments and at December 31, 2021 this number is US$Nil. A related party current liability for the benefit of Ronan O’Caoimh, at December 31 2020 was US$177,000 and at December 31, 2021 is US$Nil (refer to Note 26 (e) for more information).

Other payable

Other payables relates to an interest-free loan received under the Canada Emergency Business Account (“CEBA”). The CEBA loans were provided by the Canadian Government to mitigate the financial impact of the Covid-19 outbreak. This interest-free loan is repayable by December 31, 2022.